Note 11 - Commitments and Contingent Liabilities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Lease, Expense	$ 484,000	$ 362,000	$ 215,000
Line of Credit Facility, Maximum Borrowing Capacity	53,000,000	53,000,000
Long-term Line of Credit, Total	0	0
Cash Management Advance Line of Credit [Member] | Line of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	25,000,000
Long-term Line of Credit, Total	$ 0	$ 0
Line of Credit Facility, Period for Variable Rate	90 days
Line of Credit Facility, Period of Fixed Rate	30 days